SHAREHOLDERS’ EQUITY (Details Narrative)																							1 Months Ended	3 Months Ended	12 Months Ended
		Nov. 21, 2025 USD ($) shares	Oct. 29, 2025 USD ($) shares	Sep. 04, 2025 USD ($) shares	Aug. 26, 2025 USD ($) shares	Jul. 03, 2025 USD ($) shares	Jun. 17, 2025 USD ($) shares	Mar. 17, 2025 USD ($) shares	Feb. 24, 2025 USD ($) shares	Sep. 11, 2024 USD ($) shares	Sep. 06, 2024 USD ($) shares	Aug. 29, 2024 USD ($) shares	Jul. 21, 2024 shares	Jul. 19, 2024 $ / shares shares	Jul. 10, 2024 USD ($) shares	Jun. 27, 2024 USD ($) $ / shares shares	Jun. 21, 2024 $ / shares shares	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 28, 2024 $ / shares shares	Feb. 20, 2024 USD ($) $ / shares shares	Jan. 31, 2024 shares	Sep. 06, 2023 $ / shares	Sep. 30, 2024 shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 € / shares	Dec. 29, 2025 USD ($)	Dec. 03, 2025 USD ($)	Nov. 18, 2025 $ / shares shares	Nov. 17, 2025 $ / shares shares	Oct. 23, 2025 $ / shares shares	Oct. 22, 2025 $ / shares shares	Oct. 02, 2025 USD ($)	Sep. 17, 2025 USD ($)	Sep. 12, 2025 USD ($)	Aug. 27, 2025 USD ($)	Aug. 07, 2025 $ / shares shares	Aug. 06, 2025 $ / shares shares	Aug. 01, 2025 USD ($)	Jul. 19, 2025 USD ($)	Jun. 16, 2025 $ / shares shares	Jun. 15, 2025 $ / shares shares	May 13, 2025 USD ($)	Apr. 24, 2025	Mar. 28, 2025 USD ($)	Jan. 15, 2025 $ / shares shares	Jan. 14, 2025 $ / shares shares	Oct. 28, 2024 shares	Sep. 16, 2024 USD ($) shares	Jul. 15, 2024 $ / shares shares	Jul. 14, 2024 $ / shares shares	Jun. 30, 2024 USD ($) shares	Apr. 30, 2024 shares	Apr. 24, 2024 shares	Feb. 01, 2024 shares	Jan. 04, 2024 shares
IfrsStatementLineItems [Line Items]
New deferred shares description																									The new deferred shares of $0.00000000000001 par value with the following rights: (i) each new deferred share shall not entitle the holder thereof to receive notice, attend or vote at general meetings of the Company; (ii) each New Deferred Share shall not entitle the holder thereof to participate in any dividends declared or paid by the Company; and (iii) on a return of capital on a winding up or otherwise, each New Deferred Share shall entitle the holder thereof to receive an amount of US$0.00000000000001 on each deferred share after an amount of $1,000,000,000 has been paid in respect of each ordinary share.
Number of shares issued															1,818										83,194																										793
Net proceeds | $																											$ 2,919,000
Number of warrants																32
Exercise price of share | $ / shares																$ 4.7025
Number of value converted | $																										2,110,000																									$ 23,000
Debt | $															$ 1,300,000																																$ 204,000
Issue of convertible shares															1,022
Number of options exercised																							48
Finance expenses | $										$ 4,278,000															40,703,000	13,493,000	7,891,000
Principal amount | $																									5,751
Number of shares issued, value | $																									2,639,000	$ 1,684,000	$ 4,896,000
Share-based expenses | $																									114,205,000
Black scholes pricing model [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		3.56%	3.60%	3.57%	3.62%	3.86%	3.92%	4.05%	4.14%																	3.82%
Expected volatility		142.00%	142.00%	147.00%	144.00%	142.00%	74.23%	75.58%	74.69%																	71.56%
Expected term		2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months																	2 years 6 months
Expected dividend yield		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%																	0.00%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										290																													32
Number of warrants																										464,424
Number of value converted | $																									3,204
Number of shares converted																										472																													54
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants																										5,387
Series A common warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										277,439
Number of shares outstanding																										488,762
Warrants exercise price, per share | $ / shares																										$ 13.96
Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										640
Number of value converted | $																										$ 2,300,000
Principal amount | $																									$ 1,572,000	$ 1,359,000																			$ 500,000
Alpha april note [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares converted																									49
Alpha july note [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares converted																										31
Promissory notes [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of value converted | $																									$ 9,668,000
Number of shares converted																									1,949
Investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										55,789															2,333																															1,275
Number of warrants																			100,000,000
Exercise price of share | $ / shares																			$ 0.05
Commitment fee percentage																																														1.50%
Finance expenses | $																									$ 198,000
Investors [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Warrants exercised																										1,838
Investors [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of warrants																										467,424
Investors [member] | Series A common warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										375,439																																								390,763
Investors [member] | Series B common warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																																		195,381
Underwriters [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																									224
Fair value of warrants | $																									$ 2,718,000
Employees and service providers [member]
IfrsStatementLineItems [Line Items]
Vesting period description																										expiration date of 4 years
Share-based expenses | $																										$ 874,000
Number of options granted																										23,951
Directors certain consultants and advisors [member]
IfrsStatementLineItems [Line Items]
Vesting period description									The options shall fully vest until December 31, 2025
Share-based expenses | $									$ 631,000
Number of options granted		808,960	52,480		3,758	12	448		44
Certain consultants [member]
IfrsStatementLineItems [Line Items]
Number of options granted								11
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercised																	117
Warrant exercise price | $ / shares																	$ 4.7025
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Finance expenses | $																									3,466
Share-based expenses | $																									$ 409,000	$ 979,000
Restricted share units [member] | Employees directors and service providers [member]
IfrsStatementLineItems [Line Items]
Number of RSUs granted																					702				1,528,836	1
Vesting period description																					The RSUs shall vest monthly in equal instalments over 18 months beginning on the anniversary of the grant date
Share-based expenses | $																										$ 585,000
Restricted share units [member] | Advisor [member]
IfrsStatementLineItems [Line Items]
Number of RSUs granted													241
Vesting period description													The RSUs shall vest monthly in equal instalment until December 20, 2024
Share-based expenses | $																										$ 43,000
Restricted share units [member] | Employees executive officers and directors [member]
IfrsStatementLineItems [Line Items]
Number of RSUs granted												14,430
Share-based expenses | $												$ 1,176,000
After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued
Number of warrants
Exercise price of share | $ / shares																$ 57,460
Issue of convertible shares
Number of options exercised
After reverse stock split [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued
Number of warrants																										38
Number of shares converted
After reverse stock split [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants
After reverse stock split [member] | Series A common warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										22
Number of shares outstanding																										39
Warrants exercise price, per share | $ / shares																										$ 170,584
After reverse stock split [member] | Convertible promissory note [member]
IfrsStatementLineItems [Line Items]
Number of shares issued
After reverse stock split [member] | Investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										4
Number of warrants																			8,000
Exercise price of share | $ / shares																			$ 610
After reverse stock split [member] | Investors [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Warrants exercised
After reverse stock split [member] | Investors [member] | Series A common warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										30																																								31
After reverse stock split [member] | Investors [member] | Series B common warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																																		15
After reverse stock split [member] | Employees and service providers [member]
IfrsStatementLineItems [Line Items]
Number of options granted																										2
After reverse stock split [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants exercised
Warrant exercise price | $ / shares																	$ 57,460
After reverse stock split [member] | Restricted share units [member] | Employees directors and service providers [member]
IfrsStatementLineItems [Line Items]
Number of RSUs granted
After reverse stock split [member] | Restricted share units [member] | Advisor [member]
IfrsStatementLineItems [Line Items]
Number of RSUs granted
After reverse stock split [member] | Restricted share units [member] | Employees executive officers and directors [member]
IfrsStatementLineItems [Line Items]
Number of RSUs granted
Service provider agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																																																										47
Service provider agreements [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued
Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from issuance | $																				$ 2,910,000
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from issuance | $									$ 350,000		$ 2,574,000
Number of warrants														7,317				5,532
Exercise price of share | $ / shares														$ 178				$ 336				$ 3,501
Warrants term														5 years 6 months				5 years 6 months
Debt | $											$ 4,290,000
Principal amount | $																																										$ 1,150,000
Securities purchase agreement [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares																						4.7025
Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											1,838
Securities purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of warrants																		1,225
Securities purchase agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																		$ 336
Number of shares converted																										7,188
Risk free interest rate																		5.17%
Expected volatility																		52.08%
Securities purchase agreement [member] | Alpha april note [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares																		$ 4.7025
Principal amount | $																		$ 2,250,000
Securities purchase agreement [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Number of warrants
Exercise price of share | $ / shares														$ 2,175,058				$ 4,105,732				42,780,297
Securities purchase agreement [member] | After reverse stock split [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares																						$ 57,460
Securities purchase agreement [member] | After reverse stock split [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued
Securities purchase agreement [member] | After reverse stock split [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of warrants
Securities purchase agreement [member] | After reverse stock split [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																		$ 4,105,736
Number of shares converted
Securities purchase agreement [member] | After reverse stock split [member] | Alpha april note [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares																		$ 57,462
RBW august agreement [member]
IfrsStatementLineItems [Line Items]
Debt | $																																			$ 2,656,000	$ 901,000	$ 1,811,000	$ 768,000			$ 3,113,000
RBW august agreement [member] | Promissory notes [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of value converted | $																									$ 16,176,000
Number of shares converted																									66,794
Principal amount | $																									$ 13,750,000
RBW december agreement [member]
IfrsStatementLineItems [Line Items]
Debt | $																									2,668,000				$ 4,450,000	$ 2,507,000
RBW december agreement [member] | Promissory notes [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of value converted | $																									$ 14,098,000
Number of shares converted																									168,852
Principal amount | $																									$ 11,984,000
Target SEPA agreement [member] | Investors [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																									10,505
Number of shares issued, value | $																									$ 2,639,000
Settlement agreement [member]
IfrsStatementLineItems [Line Items]
Paid to borrower | $																									$ 500,000
2022 incentive equity plan [member]
IfrsStatementLineItems [Line Items]
Number of authorized ordinary shares		2,442,092	233,324	25,708	18,309	1,563	1,432	207	186			53,500,000
2022 incentive equity plan [member] | Executive Officers and Directors Certain Consultants and Advisors [Member]
IfrsStatementLineItems [Line Items]
Number of RSUs granted				4,110	12,566	128	721		143
Vesting period description				The RSUs shall fully vest until December 31, 2025.	The RSUs shall fully vest until December 31, 2025.	The RSUs shall fully vest until December 31, 2025.	The RSUs shall fully vest until December 31, 2025.		The RSUs shall fully vest until December 31, 2025
Share-based expenses | $				$ 2,642,000	$ 20,773,000	$ 1,727,000	$ 9,924,000		$ 4,322,000
2022 incentive equity plan [member] | Directors certain consultants and advisors [member]
IfrsStatementLineItems [Line Items]
Vesting period description		The options shall fully vest until December 31, 2025	The options shall fully vest until December 31, 2025.		The options shall fully vest until December 31, 2025.	The options shall fully vest until December 31, 2025.	The options shall fully vest until December 31, 2025.	The options shall fully vest until December 31, 2025.
Share-based expenses | $		$ 13,975,000	$ 4,817,000		$ 4,896,000	$ 119,000	$ 2,911,000	$ 140,000
2022 incentive equity plan [member] | Directors [member]
IfrsStatementLineItems [Line Items]
Vesting period description				The options shall fully vest until December 31, 2025
Share-based expenses | $				$ 1,428,000
Number of options granted				3,288
2022 incentive equity plan [member] | Executive officers and directors certain consultants employees and advisors [member]
IfrsStatementLineItems [Line Items]
Number of RSUs granted		1,360,896	150,272
Vesting period description		The RSUs shall fully vest until December 31, 2025	The RSUs shall fully vest until December 31, 2025.
Share-based expenses | $		$ 28,175,000	$ 17,316,000	$ 1,428,000
2022 incentive equity plan [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Number of authorized ordinary shares												4,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																									$ 0.00000000012219451015625						$ 0.00000000002502543568	$ 0.00000000000312817946	$ 0.00000000000312817946	$ 0.000000000000287					$ 0.000000000000287	$ 0.00000000000041			$ 0.000000000000041	$ 0.00000000000001				$ 4.70250014886352	$ 0.165			$ 0.165	$ 0.0022
Number of shares issued										55,789							117							1,251																														1,494			234
Number of shares authorized	[1]																								817,549,003,406,601,232,640	1,392
Proceeds from issue of ordinary shares | $																								$ 527,000
Debt | $																$ 119,000																																						$ 569,000
Ordinary shares issued upon conversion																410
Number of shares outstanding																															1,050,000.00	8,400,000	1,400,000	15,500,000					1,000,000	9,000,000			1,000,000	4,000,000				1,163,000	33,155,000			597,000	44,800,000
Ordinary shares [member] | Investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																									125,817
Finance expenses | $																									$ 7,811,000
Ordinary shares [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										5
Ordinary shares issued upon conversion
Ordinary shares [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																										$ 513
Number of shares issued																										1,620
Ordinary shares [member] | Underwriting agreement [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																										$ 6,268.57
Ordinary shares [member] | Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											1,838
Ordinary shares [member] | Securities purchase agreement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		5,532
Ordinary shares [member] | Securities purchase agreement [member] | After reverse stock split [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued
Ordinary shares [member] | RBW august agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																									66,794
Ordinary shares [member] | RBW december agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																									168,853
Number of value converted | $																									$ 11,984,000
Ordinary shares [member] | Settlement agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																									58,288
Number of shares issued, value | $																									$ 4,134,000
New deferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																									$ 0.00000000000001
Number of shares authorized	[1]																								7,999,999,999,999,982,413,677
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																									$ 0.0001
Number of shares authorized	[1]																								200,000,000,000	200,000,000,000
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)																									$ 0.0001			€ 1
Number of shares issued																									25,000
Number of shares authorized	[1]																								25,000	25,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																									$ 0.0001
Ordinary shares and prefunded warrants [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																				$ 513
Number of shares issued																				5,672
Ordinary shares and prefunded warrants [member] | Underwriting agreement [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																				$ 6,268,574
Number of shares issued
Prefunded warrants [member] | Underwriting agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																										4,052,000
Pre funded warrants convertible description																				1-for-1
Conversion amount | $																				$ 508,000						$ 508,000
Beneficial ownership percentage																				4.99%
Net proceeds | $																				$ 2,690,000
Underwriter a cash fee percentage																				2.50%
Underwriter cash fee gross proceeds amount | $																				$ 100,000
Prefunded warrants [member] | Underwriting agreement [member] | After reverse stock split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued
Conversion amount | $																				$ 6,207,480						$ 6,207,480
Pre-funded warrant [member] | Investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										131,930
Pre-funded warrant [member] | After reverse stock split [member] | Investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										10

[1]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958 , 1-for-8 and 1:4.8828125 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025 and February 17, 2026 respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1.F- 1.K and 26.3.